NOTE 11 - COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating leases

Rental expense for operating leases during 2018 and 2017 was $9,485 and $12,320, respectively.

	Year Ended December 31,
	2018	2017
Purchase Power/FP Mailing	$195	$369
Coffee Perks/A. Antique Coffee Services	310	382
Canon	8,980	11,569
Total Operating Leases rent expense	$9,485	$12,230

Future minimum lease payments for non-cancelable operating leases	The following is a schedule of future minimum lease payments for non-cancelable operating leases are as follows:

2019	$233,658
2020	235,019
2021	212,471
Total	$681,148